Pay vs Performance Disclosure - USD ($)		3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jan. 05, 2023	Dec. 31, 2023	Oct. 09, 2023	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our current principal executive officer (“PEO”) and remaining named executive officers, as well as compensation of our former PEOs, for each of the fiscal years ended December 31, 2025, 2024 and 2023, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for Travis Mickle(2)	Compensation Actually Paid to Travis Mickle(2)	Summary Compensation Table Total for Richard W. Pascoe(3)	Compensation Actually Paid to Richard W. Pascoe(3)	Summary Compensation Table Total for Christal M. M. Mickle(4)	Compensation Actually Paid to Christal M. M. Mickle(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Based on:	Net Income
											Total Shareholder Return
2025	$3,782,042	$3,998,044	$—	$—	$—	$—	$—	$—	$2,696,649	$1,937,906	$195.21	$83,229,000
2024	$5,355,059	$7,323,149	$—	$—	$—	$—	$—	$—	$1,982,865	$1,837,951	$181.70	($105,511,000)
2023	$3,445,231	$4,975,770	$3,593,438	$4,385,998	$4,122,558	$3,308,589	$1,669,956	$2,211,127	$2,039,861	$2,724,999	$142.70	($46,049,000)

Named Executive Officers, Footnote					Mr. McFarlane became our Chief Executive Officer on October 10, 2023.Dr. Travis Mickle served as the Company’s Chief Executive Officer from January 1, 2023 until January 6, 2023.Mr. Pascoe served as the Company’s Chief Executive Officer from January 6, 2023 until June 1, 2023.Ms. Christal Mickle served as the Company’s Interim Chief Executive Officer from June 1, 2023 until October 10, 2023.
Adjustment To PEO Compensation, Footnote	Amounts represent the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated below for each fiscal year.
Non-PEO NEOs
•2025: R. LaDuane Clifton, MBA, CPA, and Rahsaan W. Thompson
•2024: R. LaDuane Clifton, MBA, CPA, and Adrian Quartel, M.D., FFPM
•2023: R. LaDuane Clifton, MBA, CPA, and Joshua Schafer, M.S., MBA

	2025
Adjustments	Current PEO	Average Non-PEO
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,622,375)	$(1,597,844)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,143,890	$323,524
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	$413,124
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$398,794	$41,334
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$295,693	$61,119
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Total Adjustments	$216,002	$(758,743)

Non-PEO NEO Average Total Compensation Amount					$ 2,696,649	$ 1,982,865	$ 2,039,861
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,937,906	1,837,951	2,724,999
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated below for each fiscal year.
Non-PEO NEOs
•2025: R. LaDuane Clifton, MBA, CPA, and Rahsaan W. Thompson
•2024: R. LaDuane Clifton, MBA, CPA, and Adrian Quartel, M.D., FFPM
•2023: R. LaDuane Clifton, MBA, CPA, and Joshua Schafer, M.S., MBA

	2025
Adjustments	Current PEO	Average Non-PEO
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,622,375)	$(1,597,844)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,143,890	$323,524
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	$413,124
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$398,794	$41,334
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$295,693	$61,119
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Total Adjustments	$216,002	$(758,743)

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VERSUS TOTAL STOCKHOLDER RETURN

¢	Current PEO Compensation Actually Paid	¢	Travis Mickle, Ph.D. Compensation Actually Paid	¢	Richard W. Pascoe Compensation Actually Paid

¢	Christal M.M. Mickle Compensation Actually Paid	¢	Non-PEO NEO Average Compensation Actually Paid		Cumulative TSR

Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VERSUS NET INCOME

¢	Current PEO Compensation Actually Paid	¢	Travis Mickle, Ph.D. Compensation Actually Paid	¢	Richard W. Pascoe Compensation Actually Paid

¢	Christal M.M. Mickle Compensation Actually Paid	¢	Non-PEO NEO Average Compensation Actually Paid		Net Loss

Peer Group Total Shareholder Return Amount					$ 195.21	181.70	142.70
Net Income (Loss)					$ 83,229,000	(105,511,000)	(46,049,000)
PEO Name	Dr. Travis Mickle	Mr. McFarlane	Ms. Christal Mickle	Mr. Pascoe
Additional 402(v) Disclosure
In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in the overview of the executive compensation program, not in replacement.
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, and (ii) our net income, in each case, for the fiscal years ended December 31, 2025, 2024 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100.

Mr. McFarlane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,782,042	5,355,059	3,445,231
PEO Actually Paid Compensation Amount					3,998,044	$ 7,323,149	4,975,770
Travis Mickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							3,593,438
PEO Actually Paid Compensation Amount							4,385,998
Richard W. Pascoe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,122,558
PEO Actually Paid Compensation Amount							3,308,589
Christal M. Mickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,669,956
PEO Actually Paid Compensation Amount							$ 2,211,127
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					216,002
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,622,375)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,143,890
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					398,794
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					295,693
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(758,743)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,597,844)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					323,524
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					41,334
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					413,124
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					61,119
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0